Goodwill and Other Identifiable Intangible Assets - Estimated Future Amortization Expense for Identifiable Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Expected Amortization Expense
Estimated amortization expense 2015	$ 111.5
Estimated amortization expense 2016	110.6
Estimated amortization expense 2017	109.0
Estimated amortization expense 2018	106.5
Estimated amortization expense 2019	$ 99.4